Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document And Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Vermilion Energy Inc.
Entity Central Index Key	0001293135
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Trading Symbol	VET
Entity Common Stock, Shares Outstanding	158,723,841
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE